Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations
Aggregated financial results of the discontinued business44
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2024	2023	2022
Revenues	$65,778	$2,687,305	$520,624
Cost of revenues	11,207	2,230,100	538,226
Gross profit (loss)	54,571	457,205	(17,602)
Operating expenses	1,013,008	2,283,967	1,343,546
Loss from operations	(958,437)	(1,826,762)	(1,361,148)
Other expenses, net	(118,214)	(57,849)	(90,541)
Loss before income taxes	(1,076,651)	(1,884,611)	(1,451,689)
Provision for income taxes	-	-	-
Loss from discontinued operations	$(1,076,651)	$(1,884,611)	$(1,451,689)

Assets and liabilities of the discontinued operations
	December 31,	December 31,
	2024	2023
Assets
Current assets
Cash and cash equivalents	$20,566	$29,459
Restricted cash	104	34,134
Accounts receivable, net	342,141	912
Inventory, net	453,971	999,212
Advances to suppliers, net	30,392	178,153
Prepaid taxes	36,312	68,619
Prepaid expenses and other receivables, net	3,700	10,636
Total current assets of discontinued operations	887,186	1,321,125

Non-current assets
Property, plant and equipment, net	994,281	1,119,559
Intangible assets, net	731	1,001
Total non-current assets of discontinued operations	995,012	1,120,560
Total assets of discontinued operations	$1,882,198	$2,441,685

Liabilities
Current liabilities
Accounts payable	$1,530,190	$1,457,878
Due to related parties	37,793	30,744
Customer deposits	887,699	1,104,964
Taxes payable	-	393
Accrued liabilities and other payables	2,564,581	2,005,021
Total current liabilities of discontinued operations	5,020,263	4,599,000
Total liabilities of discontinued operations	$5,020,263	$4,599,000